Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical)	Jul. 22, 2021	Jul. 21, 2021
Statement of Stockholders' Equity [Abstract]
Recapitalization exchange ratio	4.1193	4.1193